UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
 (Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/17

Date of reporting period:  06/30/17

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 51.92%
Capital Goods - 0.94%
Metka Industrial - Construction SA (a)	424,884	$3,974,461
Commercial & Professional Services - 3.09%
Spotless Group Holdings Ltd. (a)	11,279,979	9,970,237
Tetra Tech, Inc.	68,889	3,151,672
		13,121,909
Consumer Durables & Apparel - 1.68%
GUD Holdings Ltd. (a)	719,004	7,134,390
Diversified Financials - 11.03%
Berkshire Hathaway, Inc. - Class B (b)	90,600	15,344,922
Dundee Corp. - Class A (a)(b)	925,725	2,034,482
Leucadia National Corp.	534,000	13,969,440
Oaktree Capital Group LLC	201,631	9,396,005
The Bank of New York Mellon Corp.	120,000	6,122,400
		46,867,249
Energy - 3.37%
Patterson-UTI Energy, Inc.	708,410	14,302,798
Insurance - 2.47%
Baldwin & Lyons, Inc. - Class B (c)	428,541	10,499,254
Materials - 2.33%
Dominion Diamond Corp. (a)	788,400	9,902,304
Media - 3.20%
Corus Entertainment, Inc. - Class B (a)	1,291,885	13,578,341
Pharmaceuticals, Biotechnology & Life Sciences - 1.77%
Bio-Rad Laboratories, Inc. - Class A (b)	15,779	3,570,946
Stallergenes Greer PLC (a)(b)	91,861	3,958,603
		7,529,549
Real Estate - 0.20%
FRP Holdings, Inc. (b)	18,064	833,654
Retailing - 1.67%
Hornbach Baumarkt AG (a)	197,158	7,115,829
Software & Services - 12.20%
Amdocs Ltd.	177,600	11,448,096
HNZ Group, Inc. (a)(b)(c)	631,480	6,822,204
Syntel, Inc.	705,140	11,959,174
Teradata Corp. (b)	416,930	12,295,266
The Western Union Co.	488,470	9,305,354
		51,830,094
Technology Hardware & Equipment - 2.80%
Cisco Systems, Inc.	117,000	3,662,100
Western Digital Corp.	93,000	8,239,800
		11,901,900
Telecommunication Services - 2.15%
Verizon Communications, Inc.	205,000	9,155,300
Transportation - 3.02%
Royal Mail PLC (a)	2,337,652	12,824,234
TOTAL COMMON STOCKS (Cost $200,453,050)		220,571,266

	Principal
CONVERTIBLE BONDS - 1.70%	Amount
Diversified Financials - 0.82%
EZCORP, Inc.
2.125%, 06/15/2019	$3,591,000	3,478,781
Materials - 0.64%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(d)	4,399,000	2,705,385
Real Estate - 0.24%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	1,000,000	1,035,000
TOTAL CONVERTIBLE BONDS (Cost $7,981,072)		7,219,166

CORPORATE BONDS - 27.82%
Capital Goods - 1.49%
Actuant Corp.
5.625%, 06/15/2022	4,103,000	4,236,347
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,098,275
		6,334,622
Commercial & Professional Services - 1.68%
Multi-Color Corp.
6.125%, 12/01/2022 (e)(Cost: $6,985,261; Original acquisition date: 05/27/2015)	6,802,000	7,142,100
Consumer Durables & Apparel - 0.58%
American Outdoor Brands Corp.
5.000%, 07/15/2018 (d)(e)(Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,477,500
Consumer Services - 5.87%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	5,321,000	5,660,214
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (e)(Cost: $9,285,773; Original acquisition date: 09/06/2016)	8,598,000	9,156,870
Regis Corp.
5.500%, 12/02/2019 (d)(e)(Cost: $5,525,904; Original acquisition date: 11/27/2013)	5,612,875	5,549,730
Wyndham Worldwide Corp.
2.500%, 03/01/2018	4,562,000	4,581,972
		24,948,786

Diversified Financials - 0.35%
FirstCash, Inc.
5.375%, 06/01/2024 (e)(Cost: $1,441,000; Original acquisition date: 05/18/2017)	1,441,000	1,504,044
Energy - 1.46%
PHI, Inc.
5.250%, 03/15/2019	–	–
Unit Corp.
6.625%, 05/15/2021	6,500,000	6,223,750
		6,223,750
Household & Personal Products - 0.62%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,493,000	2,655,045
Materials - 2.30%
Ecolab, Inc.
1.450%, 12/08/2017	4,036,000	4,033,514
Silgan Holdings, Inc.
5.500%, 02/01/2022	5,576,000	5,729,340
		9,762,854
Media - 1.15%
Cable One, Inc.
5.750%, 06/15/2022 (e)(Cost: $4,814,909; Original acquisition date: 03/09/2017)	4,629,000	4,866,236
Real Estate - 1.09%
Hospitality Properties Trust
6.700%, 01/15/2018	4,597,000	4,616,307
Retailing - 4.90%
Caleres, Inc.
6.250%, 08/15/2023	4,692,000	4,891,410
Dollar General Corp.
1.875%, 04/15/2018	2,930,000	2,932,127
Dollar Tree, Inc.
5.250%, 03/01/2020	5,063,000	5,202,233
Expedia, Inc.
7.456%, 08/15/2018	4,169,000	4,407,421
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	3,289,000	3,383,559
		20,816,750
Software & Services - 1.99%
eBay, Inc. (f)
1.372%, 07/28/2017	3,730,000	3,730,418
Total System Services, Inc.
2.375%, 06/01/2018	4,683,000	4,702,425
		8,432,843
Technology Hardware & Equipment - 3.47%
Jabil, Inc.
8.250%, 03/15/2018	5,953,000	6,191,120
Tech Data Corp.
3.750%, 09/21/2017	8,514,000	8,539,857
		14,730,977
Telecommunication Services - 0.87%
AT&T, Inc.
5.500%, 02/01/2018	3,612,000	3,689,604
TOTAL CORPORATE BONDS (Cost $117,503,185)		118,201,418

SHORT-TERM INVESTMENTS - 28.20%	Shares
Money Market Fund - 18.43%
STIT-Treasury Portfolio - Institutional Class, 0.840% (g)	78,295,993	78,295,993

	Principal
U.S. Treasury Bill - 9.77%	Amount
1.063%, 12/07/2017 (h)	$41,679,000	41,485,401
TOTAL SHORT-TERM INVESTMENTS (Cost $119,782,311)		119,781,394

Total Investments (Cost $445,719,618) - 109.64%		465,773,244
Liabilities in Excess of Other Assets - (9.64%)		(40,965,710)
TOTAL NET ASSETS - 100.00%		$424,807,534

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Affiliate company. See Footnote 3.
(d) Security is considered illiquid and may be difficult to sell.
(e)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2017 was $30,696,480, which represented 7.23% of net assets.

(f) Variable rate security. The rate listed is as of 06/30/2017.
(g) Rate listed is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Bank of New York Mellon	08/15/2017	U.S. Dollars	19,733,068	Canadian Dollars	25,800,000	(178,518)
National Australia Bank	10/10/2017	U.S. Dollars	11,652,482	British Pounds	9,300,000	(498,986)
National Australia Bank	10/10/2017	U.S. Dollars	11,920,290	Euro	11,100,000	(827,981)
State Street Bank	11/02/2017	U.S. Dollars	15,306,223	Australian Dollars	20,500,000	(424,931)
						$(1,930,416)

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 15.43%
Capital Goods - 0.11%
Cubic Corp.	5,000	$231,500
Commercial & Professional Services - 0.26%
Tetra Tech, Inc.	12,180	557,235
Consumer Durables & Apparel - 0.00%
Vista Outdoor, Inc. (a)	200	4,502
Diversified Financials - 0.85%
Dundee Corp. - Class A (a)(b)	821,295	1,804,974
Energy - 0.00%
Matrix Service Co. (a)	100	935
Insurance - 2.38%
Baldwin & Lyons, Inc. - Class B (c)	207,837	5,092,007
Materials - 1.82%
Dominion Diamond Corp. (b)	305,804	3,840,898
Primero Mining Corp. (a)(b)	100,000	34,560
Sandstorm Gold Ltd. (a)(b)	100	387
Wheaton Precious Metals Corp. (b)	100	1,989
		3,877,834
Media - 3.95%
Corus Entertainment, Inc. - Class B (b)	802,335	8,432,932
DHX Media Ltd (b)	1,000	4,419
		8,437,351
Pharmaceuticals, Biotechnology & Life Sciences - 0.12%
Bio-Rad Laboratories, Inc. - Class A (a)	1,113	251,883
Retailing - 0.01%
AMCON Distributing Co.	100	10,410
Software & Services - 5.93%
Amdocs Ltd.	85,120	5,486,835
Syntel, Inc.	423,544	7,183,306
		12,670,141
TOTAL COMMON STOCKS (Cost $32,118,526)		32,938,772

EXCHANGE-TRADED FUND - 2.00%
Capital Markets - 2.00%
iShares Gold Trust (a)	358,000	4,274,520
TOTAL EXCHANGE-TRADED FUND (Cost $4,618,619)		4,274,520

	Principal
CONVERTIBLE BONDS - 2.85%	Amount
Materials - 1.84%
Primero Mining Corp.
5.750%, 02/28/2020 (b)(d)	$6,378,000	3,922,470
Diversified Financials - 1.01%
EZCORP, Inc.
2.125%, 06/15/2019	2,228,000	2,158,375
TOTAL CONVERTIBLE BONDS (Cost $7,389,621)		6,080,845

SHORT-TERM INVESTMENTS - 63.16%
U.S. Treasury Bills - 63.16%
0.806%, 07/06/2017 (e)	45,000,000	44,995,000
0.860%, 08/03/2017 (e)	45,000,000	44,964,834
0.893%, 09/07/2017 (e)	45,000,000	44,923,500
TOTAL SHORT-TERM INVESTMENTS (Cost $134,883,334)		134,883,334

Total Investments (Cost $179,010,100) - 83.44%		178,177,471
Other Assets in Excess of Liabilities - 16.56%		35,365,920
TOTAL NET ASSETS - 100.00%		$213,543,391

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.
(c) Affiliate company. See Footnote 3.
(d) Security is considered illiquid and may be difficult to sell.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of Montreal	08/15/2017	Canadian Dollars	1,300,000	U.S. Dollars	984,998	18,299
Bank of Montreal	08/15/2017	Canadian Dollars	1,200,000	U.S. Dollars	877,687	48,433
Bank of Montreal	08/15/2017	U.S. Dollars	12,474,744	Canadian Dollars	16,300,000	(105,056)
						$(38,324)

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.59%
Insurance - 0.49%
Baldwin & Lyons, Inc. - Class B (a)	16,061	$393,495
Materials - 0.25%
Dominion Diamond Corp. (b)	16,243	204,012
Media - 1.85%
Corus Entertainment, Inc. - Class B (b)	142,300	1,495,642
TOTAL COMMON STOCKS (Cost $2,338,297)		2,093,149

PREFERRED STOCK - 0.34%
Diversified Financials - 0.34%
Dundee Corp. 4.750% (c)	29,290	275,328
TOTAL PREFERRED STOCK (Cost $283,450)		275,328

CONVERTIBLE BONDS - 6.64%	Principal
Materials - 1.18%	Amount
Primero Mining Corp.
5.750%, 02/28/2020 (b)(d)	$1,548,000	952,020
Diversified Financials - 2.71%
EZCORP, Inc.
2.125%, 06/15/2019	2,257,000	2,186,469
Real Estate - 2.75%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	2,150,000	2,225,250
TOTAL CONVERTIBLE BONDS (Cost $5,513,775)		5,363,739

CORPORATE BONDS - 74.42%
Capital Goods - 3.72%
Actuant Corp.
5.625%, 06/15/2022	1,643,000	1,696,397
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,315,058
		3,011,455
Commercial & Professional Services - 3.98%
Multi-Color Corp.
6.125%, 12/01/2022 (e)(Cost: $3,145,344; Original acquisition date: 05/18/2015)	3,064,000	3,217,200
Consumer Durables & Apparel - 4.35%
Hasbro, Inc.
6.300%, 09/15/2017	2,015,000	2,031,741
American Outdoor Brands Corp.
5.000%, 07/15/2018 (d)(e)(Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,486,500
		3,518,241
Consumer Services - 14.26%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	1,340,000	1,425,425
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (e)(Cost: $3,921,978; Original acquisition date: 09/06/2016)	3,632,000	3,868,080
Regis Corp.
5.500%, 12/02/2019 (d)(e)(Cost: $3,937,651; Original acquisition date: 11/27/2013)	3,999,625	3,954,629
Wyndham Worldwide Corp.
2.500%, 03/01/2018	2,267,000	2,276,925
		11,525,059
Diversified Financials - 0.72%
FirstCash, Inc.
5.375%, 06/01/2024 (e)(Cost: $559,000; Original acquisition date: 05/18/2017)	559,000	583,456
Energy - 0.00%
PHI, Inc.
5.250%, 03/15/2019	–	–
Health Care Equipment & Services - 0.86%
Edwards Lifesciences Corp.
2.875%, 10/15/2018	690,000	696,447
Household & Personal Products - 0.82%
Central Garden & Pet Co.
6.125%, 11/15/2023	619,000	659,235
Materials - 7.30%
Ecolab, Inc.
1.450%, 12/08/2017	2,670,000	2,668,355
Silgan Holdings, Inc.
5.500%, 02/01/2022	3,146,000	3,232,515
		5,900,870
Media - 2.89%
Cable One, Inc.
5.750%, 06/15/2022 (e)(Cost: $802,188; Original acquisition date: 03/09/2017)	771,000	810,514
Time Warner Cos, Inc.
7.250%, 10/15/2017	1,500,000	1,523,228
		2,333,742
Real Estate - 3.11%
Hospitality Properties Trust
6.700%, 01/15/2018	2,507,000	2,517,529
Retailing - 17.73%
Best Buy Co, Inc.
5.000%, 08/01/2018	1,500,000	1,548,742

Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,919,243
Dillard’s, Inc.
7.130%, 08/01/2018	1,600,000	1,674,315
Dollar General Corp.
1.875%, 04/15/2018	3,459,000	3,461,511
Dollar Tree, Inc.
5.250%, 03/01/2020	1,830,000	1,880,325
Expedia, Inc.
7.456%, 08/15/2018	2,011,000	2,126,007
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	1,678,000	1,726,242
		14,336,385
Software & Services - 6.41%
eBay, Inc.
1.350%, 07/15/2017	843,000	842,904
1.372%, 07/28/2017 (c)	1,174,000	1,174,131
Total System Services, Inc.
2.375%, 06/01/2018	2,460,000	2,470,204
The Western Union Co.
3.650%, 08/22/2018	686,000	697,616
		5,184,855
Technology Hardware & Equipment - 7.48%
Jabil, Inc.
8.250%, 03/15/2018	2,788,000	2,899,520
Tech Data Corp.
3.750%, 09/21/2017	3,135,000	3,144,521
		6,044,041
Telecommunication Services - 0.79%
AT&T, Inc.
5.500%, 02/01/2018	624,000	637,407
TOTAL CORPORATE BONDS (Cost $60,036,088)		60,165,922

SHORT-TERM INVESTMENTS - 14.73%
Money Market Fund - 0.22%	Shares
STIT-Treasury Portfolio - Institutional Class, 0.840% (f)	177,128	177,128

	Principal
U.S. Treasury Bills - 14.51%	Amount
0.888%, 08/03/2017 (g)	$4,750,000	4,746,146
0.937%, 09/07/2017 (g)	5,000,000	4,991,193
1.012%, 09/28/2017 (g)	2,000,000	1,995,041
		11,732,380
TOTAL SHORT-TERM INVESTMENTS (Cost $11,909,508)		11,909,508

Total Investments (Cost $80,081,118) - 98.72%		79,807,646
Other Assets in Excess of Liabilities - 1.28%		1,035,962
TOTAL NET ASSETS - 100.00%		$80,843,608

Percentages are stated as a percent of net assets.

(a) Affiliate company. See Footnote 3.
(b) Foreign Issued Security.
(c) Variable rate security. The rate shown is as of 06/30/2017.
(d) Security is considered illiquid and may be difficult to sell.
(e)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2017 was $13,920,379, which represented 17.22% of net assets.

(f) Rate listed is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contract
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delievered in Local Currency	Unrealized Depreciation
Bank of New York Mellon	08/23/2017	U.S. Dollars	1,637,372	Canadian Dollars	2,150,000	$(22,101)

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 55.83%
Commercial & Professional Services - 1.65%
Tetra Tech, Inc.	17,600	$805,200
Consumer Durables & Apparel - 1.59%
Coach, Inc.	16,300	771,642
Diversified Financials - 15.31%
Dundee Corp. - Class A (a)(b)	141,330	310,603
Leucadia National Corp.	63,000	1,648,080
Oaktree Capital Group LLC	50,150	2,336,990
Northern Trust Corp.	17,050	1,657,431
The Bank of New York Mellon Corp.	29,360	1,497,947
		7,451,051
Energy - 2.61%
Contango Oil & Gas Co. (b)	51,110	339,370
Patterson-UTI Energy, Inc.	46,000	928,740
		1,268,110
Health Care Equipment & Services - 2.26%
Laboratory Corp. of America Holdings (b)	7,130	1,099,018
Insurance - 1.11%
Baldwin & Lyons, Inc. - Class B (c)	22,000	539,000
Materials - 1.61%
Alamos Gold, Inc. - Class A (a)	109,121	783,491
Media - 4.73%
Corus Entertainment, Inc. - Class B (a)	218,780	2,299,485
Pharmaceuticals, Biotechnology & Life Sciences - 0.82%
Bio-Rad Laboratories, Inc. - Class A (b)	1,768	400,116
Retailing - 1.05%
Dollar General Corp.	7,100	511,839
Software & Services - 7.94%
Amdocs Ltd.	9,980	643,311
Teradata Corp. (b)	58,800	1,734,012
The Western Union Co.	78,000	1,485,900
		3,863,223
Technology Hardware & Equipment - 7.92%
Apple, Inc.	11,015	1,586,380
Western Digital Corp.	25,565	2,265,059
		3,851,439
Telecommunication Services - 4.14%
Telephone & Data Systems, Inc.	27,838	772,505
Verizon Communications, Inc.	27,800	1,241,548
		2,014,053
Transportation - 3.09%
Royal Mail PLC (a)	274,000	1,503,149
TOTAL COMMON STOCKS (Cost $22,618,253)		27,160,816

	Principal
SHORT-TERM INVESTMENT - 26.62%	Amount
U.S. Treasury Bill - 26.62%
1.019%, 11/09/2017 (d)	$13,000,000	12,952,529
TOTAL SHORT-TERM INVESTMENT (Cost $12,952,529)		12,952,529

Total Investments (Cost $35,570,782) - 82.45%		40,113,345
Other Assets in Excess of Liabilities - 17.55%		8,538,331
TOTAL NET ASSETS - 100.00%		$48,651,676

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Affiliate company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delievered in Local Currency	Unrealized Depreciation
Bank of New York Mellon	09/13/2017	U.S. Dollars	2,457,277	Canadian Dollars	3,300,000	(90,543)
Bank of New York Mellon	12/07/2017	U.S. Dollars	1,492,930	British Pounds	1,150,000	(12,288)
						$(102,831)

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 73.37%
Australia - 21.75%
Coventry Group Ltd. (a)(b)	2,000,223	$922,421
GUD Holdings Ltd.	78,626	780,174
LifeHealthcare Group Ltd.	436,474	744,750
Programmed Maintenance Services Ltd.	465,525	667,300
Spotless Group Holdings Ltd.	489,000	432,221
Tox Free Solutions Ltd.	527,324	972,721
		4,519,587
Canada - 16.95%
Corus Entertainment, Inc. - Class B	80,830	849,563
Dominion Diamond Corp.	31,809	399,521
Dundee Corp. - Class A (a)	373,640	821,155
HNZ Group, Inc. (a)(b)	62,590	676,192
Noranda Income Fund	796,580	773,975
		3,520,406
France - 5.37%
GEA	6,006	625,885
Vetoquinol SA	8,400	490,449
		1,116,334
Germany - 14.59%
Clere AG	68,654	1,285,194
Clere AG (a)	7,000	130,560
Hornbach Baumarkt AG	25,146	907,570
KSB AG	1,407	706,682
		3,030,006
Greece - 3.48%
Metka Industrial - Construction SA	77,328	723,344
United Kingdom - 11.23%
Quarto Group, Inc.	270,582	844,049
Royal Mail PLC	139,065	762,903
Stallergenes Greer PLC (a)	16,845	725,908
		2,332,860
TOTAL COMMON STOCKS (Cost $14,538,822)		15,242,537

CONVERTIBLE PREFERRED STOCK - 2.48%
Canada - 2.48%
Dundee Corp., 7.500%	28,760	515,631
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $514,011)		515,631

PREFERRED STOCK - 5.78%
Canada - 5.78%
Dundee Corp., 4.750% (c)	127,840	1,201,704
TOTAL PREFERRED STOCK (Cost $1,200,481)		1,201,704

	Principal
CONVERTIBLE BONDS - 1.80%	Amount
Canada - 1.39%
Primero Mining Corp.
5.750%, 02/28/2020 (d)	$471,000	289,665
United States - 0.41%
EZCORP, Inc.
2.125%, 06/15/2019	88,000	85,250
TOTAL CONVERTIBLE BONDS (Cost $419,397)		374,915

SHORT-TERM INVESTMENT - 8.95%
U.S. Treasury Bill - 8.95%
0.602%, 08/03/2017 (e)	1,860,000	1,858,976
TOTAL SHORT-TERM INVESTMENT (Cost $1,858,976)		1,858,976

Total Investments (Cost $18,531,687) - 92.38%		19,193,763
Other Assets in Excess of Liabilities - 7.62%		1,582,612
TOTAL NET ASSETS - 100.00%		$20,776,375

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliate company. See Footnote 3.
(c) Variable rate security. The rate listed is as of 06/30/2017.
(d) Security is considered illiquid and may be difficult to sell.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of Montreal	09/14/2017	U.S. Dollars	3,430,941	Canadian Dollars	4,600,000	(120,614)
Bank of Montreal	09/14/2017	U.S. Dollars	548,723	Canadian Dollars	750,000	(30,335)
Bank of Montreal	09/14/2017	U.S. Dollars	177,936	Canadian Dollars	240,000	(7,363)
Bank of Montreal	09/18/2017	U.S. Dollars	389,450	Australian Dollars	525,000	(13,651)
Bank of Montreal	09/18/2017	U.S. Dollars	3,437,162	Australian Dollars	4,470,000	5,041
Bank of Montreal	09/18/2017	U.S. Dollars	184,899	Australian Dollars	250,000	(7,054)
Bank of Montreal	09/18/2017	U.S. Dollars	299,656	Australian Dollars	400,000	(7,469)
Bank of Montreal	09/18/2017	U.S. Dollars	331,959	Euro	300,000	(12,160)
Bank of Montreal	09/18/2017	U.S. Dollars	4,968,345	Euro	4,600,000	(308,155)
Bank of Montreal	09/18/2017	U.S. Dollars	64,615	British Pounds	50,000	(671)
Bank of Montreal	09/18/2017	U.S. Dollars	662,201	British Pounds	536,000	(37,666)
						$(540,097)

Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 76.98%
Capital Goods - 2.15%
Cubic Corp.	8,008	$370,770
Commercial & Professional Services - 3.74%
Tetra Tech, Inc.	14,095	644,847
Consumer Durables & Apparel - 3.62%
Coach, Inc.	13,185	624,178
Diversified Financials - 10.30%
Dundee Corp. - Class A (a)(b)	151,185	332,262
Leucadia National Corp.	25,845	676,105
Oaktree Capital Group LLC	16,455	766,803
		1,775,170
Health Care Equipment & Services - 3.79%
Laboratory Corp. of America Holdings (b)	4,231	652,167
Insurance - 9.05%
Baldwin & Lyons, Inc. - Class B (c)	41,034	1,005,333
Hallmark Financial Services, Inc. (b)	49,193	554,405
		1,559,738
Materials - 4.65%
Dominion Diamond Corp. (a)	63,853	801,994
Media - 9.04%
Corus Entertainment, Inc. - Class B (a)	115,000	1,208,706
Scripps Networks Interactive, Inc. - Class A	5,100	348,381
		1,557,087
Pharmaceuticals, Biotechnology & Life Sciences - 2.81%
Bio-Rad Laboratories, Inc. - Class A (b)	2,140	484,303
Software & Services - 21.42%
Amdocs Ltd.	18,825	1,213,459
Syntel, Inc.	66,630	1,130,045
Teradata Corp. (b)	31,470	928,050
The Western Union Co.	21,940	417,957
		3,689,511
Technology Hardware & Equipment - 3.67%
Western Digital Corp.	7,142	632,781
Telecommunication Services - 2.74%
Telephone & Data Systems, Inc.	17,040	472,860
TOTAL COMMON STOCKS (Cost $11,497,254)		13,265,406

EXCHANGE-TRADED FUNDS - 6.47%
Diversified Financials - 6.47%
iShares Gold Trust	63,890	762,847
iShares Silver Trust	22,390	351,747
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,163,650)		1,114,594

	Principal
CONVERTIBLE BONDS - 6.30%	Amount
Diversified Financials - 1.69%
EZCORP, Inc.
2.125%, 06/15/2019	$300,000	290,625
Materials - 4.61%
Primero Mining Corp. (a)(d)
5.750%, 02/28/2020	1,293,000	795,195
TOTAL CONVERTIBLE BONDS (Cost $1,237,931)		1,085,820

Total Investments (Cost $13,898,835) - 89.75%		15,465,820
Other Assets in Excess of Liabilities - 10.25%		1,765,594
TOTAL NET ASSETS - 100.00%		$17,231,414

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Affiliate company. See Footnote 3.
(d) Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
June 30, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	08/23/2017	U.S Dollars	2,088,111	Canadian Dollars	2,750,000	(34,471)
Bank of New York Mellon	08/23/2017	Canadian Dollars	230,000	U.S Dollars	174,205	3,320
Bank of New York Mellon	08/23/2017	Canadian Dollars	200,000	U.S Dollars	146,300	8,069
						$(23,082)

Notes to Schedule of Investments
June 30, 2017 (Unaudited)
Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible preferred stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the latest bid will be used.  When using the latest bid quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of June 30, 2017, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$220,571,266	$-	$-	$220,571,266

Total Convertible Bonds*	-	7,219,166	-	7,219,166

Total Corporate Bonds*	-	118,201,418	-	118,201,418

Total Money Market Fund*	78,295,993	-	-	78,295,993

U.S. Treasury Bill	-	41,485,401	-	41,485,401

Total Assets	$298,867,259	$166,905,985	$-	$465,773,244

Liabilities
Total Forward Currency Contracts	$-	$(1,930,416)	$-	$(1,930,416)
Total Liabilities	$-	$(1,930,416)	$-	$(1,930,416)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Capital Goods	$231,500	$-	$-	$231,500
Commercial & Professional Services	557,235	-	-	557,235
Consumer Durables & Apparel	4,502	-	-	4,502
Diversified Financials	1,804,974	-	-	1,804,974
Energy	935	-	-	935
Insurance	5,092,007	-	-	5,092,007
Materials	3,877,834	-	-	3,877,834
Media	8,437,351	-	-	8,437,351
Pharmaceuticals, Biotechnology & Life Sciences	251,883	-	-	251,883
Retailing	-	10,410	-	10,410
Software & Services	12,670,141	-	-	12,670,141
Total Common Stocks	32,928,362	10,410	-	32,938,772

Total Exchange-Traded Fund*	4,274,520	-	-	4,274,520

Total Convertible Bonds*	-	6,080,845	-	6,080,845

U.S. Treasury Bills	-	134,883,334	-	134,883,334

Total Forward Currency Contracts	-	66,732	-	66,733

Total Assets	$37,202,882	$141,041,321	$-	$178,244,204
Liabilities
Total Forward Currency Contract	$-	$(105,056)	$-	$(105,056)
Total Liabilities	$-	$(105,056)	$-	$(105,056)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$2,093,149	$-	$-	$2,093,149

Total Preferred Stock*	275,328	-	-	275,328

Total Convertible Bonds*	-	5,363,739	-	5,363,739

Total Corporate Bonds*	-	60,165,922	-	60,165,922

Total Money Market Fund*	177,128	-	-	177,128

U.S. Treasury Bills	-	11,732,380	-	11,732,380

Total Assets	$2,545,605	$77,262,041	$-	$79,807,646
Liabilities
Total Forward Currency Contract	$-	$(22,101)	$-	$(22,101)
Total Liabilities	$-	$(22,101)	$-	$(22,101)

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$27,160,816	$-	$-	$27,160,816

U.S. Treasury Bill	-	12,952,529	-	12,952,529

Total Assets	$27,160,816	$12,952,529	$-	$40,113,345

Liabilities
Total Forward Currency Contracts	$-	$(102,831)	$-	$(102,831)
Total Liabilities	$-	$(102,831)	$-	$(102,831)

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$4,519,587	$-	$-	$4,519,587
Canada	3,520,406	-	-	3,520,406
France	1,116,334	-	-	1,116,334
Germany	2,899,446	130,560	-	3,030,006
Greece	723,344	-	-	723,344
United Kingdom	2,332,860	-	-	2,332,860
Total Common Stocks	15,111,977	130,560	-	15,242,537

Total Convertible Preferred Stock*	515,631	-	-	515,631

Total Preferred Stock*	1,201,704	-	-	1,201,704

Total Convertible Bonds*	-	374,915	-	374,915

U.S. Treasury Bill	-	1,858,976	-	1,858,976

Total Forward Currency Contract	-	5,041	-	5,041

Total Assets	$16,829,312	$2,369,492	$-	$19,198,804

Liabilities
Total Forward Currency Contracts	$-	$(545,138)	$-	$(545,138)
Total Liabilities	$-	$(545,138)	$-	$(545,138)

Intrepid Select Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$13,265,406	$-	$-	$13,265,406

Total Exchange-Traded Funds*	1,114,594	-	-	1,114,594

Total Convertible Bonds*	-	1,085,820	-	1,085,820

Total Forward Currency Contracts	-	11,389	-	11,389
Total Assets	$14,380,000	$1,097,209	$-	$15,477,209

Liabilities
Total Forward Currency Contract	$-	$(34,471)	$-	$(34,471)
Total Liabilities	$-	$(34,471)	$-	$(34,471)

* For further information regarding security characteristics, please see the Schedules of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Intrepid International Fund
Transfer Into Level 1	$581,794
Transfer Out of Level 1	-
Net Transfer Into Level 1	581,794
Transfers Into Level 2	-
Transfers Out of Level 2	(581,794)
Net Transfers Out of Level 2	$(581,794)

The movement from Level 2 to Level 1 in the International Fund was due to the use of a closing price provided by the pricing service because the market was considered active.

There were no transfers of securities between Level 1 and Level 2 during the reporting period for the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund, Intrepid Disciplined Value Fund or Intrepid Select Fund. The Funds did not hold any investments during the period ended June 30, 2017 with significant unobservable inputs which would be classified as Level 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as options, forward currency contracts, and futures contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended June 30, 2017, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Forward Currency Contracts

   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Values of Forward Currency Contracts as of June 30, 2017

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$-	Depreciation of forward currency contracts	$(1,930,416)
Total		$-		$(1,930,416)
Intrepid Endurance Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$66,732	Depreciation of forward currency contract	$(105,056)
Total		$66,732		$(105,056)
Intrepid Income Fund
Forward Currency Contract	Appreciation of forward currency contract	$-	Depreciation of forward currency contract	$(22,101)
Total		$-		$(22,101)
Intrepid Disciplined Value Fund
Forward Currency Contracts	Appreciation of forward currency contract	$-	Depreciation of forward currency contracts	$(102,831)
Total		$-		$(102,831)
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contract	$5,041	Depreciation of forward currency contracts	$545,138
Total		$5,041		$545,138
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$11,389	Depreciation of forward currency contract	$(34,471)
Total		$11,389		$(34,471)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2017 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$3,576,645	$313,217	$-	$-

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contract	$58,885,692	$12,569,869	$1,466,419	$2,580,460

Long Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contracts	$464,606	$53,352

Short Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contract	$13,342,089	$1,875,044

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.

Derivative Risk

   The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2017 for the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund (collectively the “Funds”), were as follows*:

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Cost of Investments	$445,719,618	$179,010,100	$80,081,118	$35,570,782	$18,531,687	$13,898,835
Gross unrealized appreciation	$42,211,296	$7,371,545	$719,994	$6,205,687	$2,243,517	$2,350,912
Gross unrealized depreciation	(22,157,670)	(8,204,174)	(993,466)	(1,663,124)	(1,581,441)	(783,927)
Net unrealized appreciation (depreciation)	$20,053,626	$(832,629)	$(273,472)	$4,542,563	$662,076	$1,566,985

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

3.	Transactions with Affiliates

   The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2016 through June 30, 2017.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Gain	June 30, 2017	June 30, 2017
Baldwin & Lyons, Inc. - Class B	-	428,541	-	428,541	$115,706	$-	$10,499,254	$10,185,972
HNZ Group, Inc.	350,130	281,350	-	631,480	-	-	6,822,204	6,432,763
					$115,706	$-	$17,321,458	$16,618,735

Intrepid Endurance Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Gain	June 30, 2017	June 30, 2017
Baldwin & Lyons, Inc. - Class B	146,137	61,700	-	207,837	$166,270	$-	$5,092,007	$4,835,015
					$166,270	$-	$5,092,007	$4,835,015

Intrepid Income Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Gain	June 30, 2017	June 30, 2017
Baldwin & Lyons, Inc. - Class B	16,061	-	-	16,061	$12,849	$-	$393,495	$363,694
					$12,849	$-	$393,495	$363,694

Intrepid Disciplined Value Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Gain	June 30, 2017	June 30, 2017
Baldwin & Lyons, Inc. - Class B	22,000	-	-	22,000	$17,600	$-	$539,000	$506,660
					$17,600	$-	$539,000	$506,660

Intrepid International Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Loss	June 30, 2017	June 30, 2017
Coventry Group Ltd.	824,481	1,175,742	-	2,000,223	$-	$-	$922,421	$1,418,837
HNZ Group, Inc.	51,190	11,600	(200)	62,590	-	(560)	676,192	577,627
					$-	$(560)	$1,598,613	$1,996,464

Intrepid Select Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2016	Additions	Reductions	at June 30, 2017	Income	Loss	June 30, 2017	June 30, 2017
Baldwin & Lyons, Inc. - Class B	18,875	24,759	(2,600)	41,034	$29,767	$(5,755)	$1,005,333	$993,101
					$29,767	$(5,755)	$1,005,333	$993,101

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)          /s/ Mark F. Travis
Mark F. Travis, President

Date        8/14/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Mark F. Travis
Mark F. Travis, President

Date        8/14/17

By (Signature and Title)*        /s/ Donald C. White
Donald C. White, Treasurer

Date        8/14/17

* Print the name and title of each signing officer under his or her signature.